Classification of Financial Instruments - Schedule of Classification of Each Class of Financial Assets and their Carrying Values (Detail) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Financial assets	£ 1,310	£ 1,699
Investments in unlisted securities [member]
Disclosure of financial assets [line items]
Financial assets	143	133
Cash and cash equivalents [member]
Disclosure of financial assets [line items]
Financial assets	312	558
Derivative financial instruments [member]
Disclosure of financial assets [line items]
Financial assets	48	59
Trade receivables [member]
Disclosure of financial assets [line items]
Financial assets	695	825
Investment in finance lease receivable [member]
Disclosure of financial assets [line items]
Financial assets	100	121
Other receivable [member]
Disclosure of financial assets [line items]
Financial assets	12	3
Financial assets at fair value [member] | FVOCI [member]
Disclosure of financial assets [line items]
Financial assets	23	24
Financial assets at fair value [member] | FVOCI [member] | Investments in unlisted securities [member]
Disclosure of financial assets [line items]
Financial assets	23	24
Financial assets at fair value [member] | FVOCI [member] | Cash and cash equivalents [member]
Disclosure of financial assets [line items]
Financial assets	0	0
Financial assets at fair value [member] | FVOCI [member] | Derivative financial instruments [member]
Disclosure of financial assets [line items]
Financial assets	0	0
Financial assets at fair value [member] | FVOCI [member] | Trade receivables [member]
Disclosure of financial assets [line items]
Financial assets	0	0
Financial assets at fair value [member] | FVOCI [member] | Investment in finance lease receivable [member]
Disclosure of financial assets [line items]
Financial assets	0	0
Financial assets at fair value [member] | FVOCI [member] | Other receivable [member]
Disclosure of financial assets [line items]
Financial assets	0	0
Financial assets at fair value [member] | FVTPL [member]
Disclosure of financial assets [line items]
Financial assets	152	154
Financial assets at fair value [member] | FVTPL [member] | Investments in unlisted securities [member]
Disclosure of financial assets [line items]
Financial assets	120	109
Financial assets at fair value [member] | FVTPL [member] | Cash and cash equivalents [member]
Disclosure of financial assets [line items]
Financial assets	31	40
Financial assets at fair value [member] | FVTPL [member] | Derivative financial instruments [member]
Disclosure of financial assets [line items]
Financial assets	1	5
Financial assets at fair value [member] | FVTPL [member] | Trade receivables [member]
Disclosure of financial assets [line items]
Financial assets	0	0
Financial assets at fair value [member] | FVTPL [member] | Investment in finance lease receivable [member]
Disclosure of financial assets [line items]
Financial assets	0	0
Financial assets at fair value [member] | FVTPL [member] | Other receivable [member]
Disclosure of financial assets [line items]
Financial assets	0	0
Financial assets at fair value [member] | Fair value - hedging instrument [member]
Disclosure of financial assets [line items]
Financial assets	47	54
Financial assets at fair value [member] | Fair value - hedging instrument [member] | Investments in unlisted securities [member]
Disclosure of financial assets [line items]
Financial assets	0	0
Financial assets at fair value [member] | Fair value - hedging instrument [member] | Cash and cash equivalents [member]
Disclosure of financial assets [line items]
Financial assets	0	0
Financial assets at fair value [member] | Fair value - hedging instrument [member] | Derivative financial instruments [member]
Disclosure of financial assets [line items]
Financial assets	47	54
Financial assets at fair value [member] | Fair value - hedging instrument [member] | Trade receivables [member]
Disclosure of financial assets [line items]
Financial assets	0	0
Financial assets at fair value [member] | Fair value - hedging instrument [member] | Investment in finance lease receivable [member]
Disclosure of financial assets [line items]
Financial assets	0	0
Financial assets at fair value [member] | Fair value - hedging instrument [member] | Other receivable [member]
Disclosure of financial assets [line items]
Financial assets	0	0
Financial assets at amortised cost [member] | Financial assets, class [member]
Disclosure of financial assets [line items]
Financial assets	1,088	1,467
Financial assets at amortised cost [member] | Financial assets, class [member] | Investments in unlisted securities [member]
Disclosure of financial assets [line items]
Financial assets	0	0
Financial assets at amortised cost [member] | Financial assets, class [member] | Cash and cash equivalents [member]
Disclosure of financial assets [line items]
Financial assets	281	518
Financial assets at amortised cost [member] | Financial assets, class [member] | Derivative financial instruments [member]
Disclosure of financial assets [line items]
Financial assets	0	0
Financial assets at amortised cost [member] | Financial assets, class [member] | Trade receivables [member]
Disclosure of financial assets [line items]
Financial assets	695	825
Financial assets at amortised cost [member] | Financial assets, class [member] | Investment in finance lease receivable [member]
Disclosure of financial assets [line items]
Financial assets	100	121
Financial assets at amortised cost [member] | Financial assets, class [member] | Other receivable [member]
Disclosure of financial assets [line items]
Financial assets	£ 12	£ 3